Accounts Receivable, Net - Schedule of Movements in Allowance for Credit Losses (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts Receivable, Net - Schedule of Movements in Allowance for Credit Losses (Details) [Line Items]
Balance of the beginning of the year	¥ 3,532,016	$ 483,884	¥ 8,840,708
Effect on the opening balance of adoption of ASU 2016-03			1,504,518
Provision	22,708,804	3,111,093	12,377,993
Write-off	(20,595,043)	(2,821,509)	(19,191,203)
Balance of the end of the year	¥ 5,645,777	$ 773,468	¥ 3,532,016